Finance receivables - Additional Information (Detail) - Geographic Concentration Ratio - Finance receivables	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	55.70%	59.10%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	12.10%	10.30%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	8.20%	8.10%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	12.30%	11.30%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	11.70%	11.20%